Fair Value of Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value of Financial Instruments and Fair Value Measurements [Abstract]
Carrying amount and estimated fair values of financial instruments
The carrying amount and estimated fair values of the Company’s financial instruments as of December 31 are as follows:

	Carrying	Estimated	Level
2014	Amount	Fair Value	1	2	3
	(in Thousands)
Assets
Cash and Short-Term Investments	$65,811	$65,811	$65,811	$-	$-
Investment Securities Available for Sale	274,595	274,595	-	273,647	948
Investment Securities Held to Maturity	30	30	-	30	-
Federal Home Loan Bank Stock	2,831	2,831	2,831	-	-
Loans, Net	736,930	738,948	-	731,170	7,778
Bank-Owned Life Insurance	14,531	14,531	14,531	-	-

Liabilities
Deposits	979,303	980,874	551,057	429,817	-
Subordinated Debentures	24,229	24,229	24,229	-	-
Other Borrowed Money	40,000	41,962	-	41,962	-

2013

Assets
Cash and Short-Term Investments	$68,147	$68,147	$68,147	$-	$-
Investment Securities Available for Sale	263,258	263,258	-	262,317	941
Investment Securities Held to Maturity	37	37	-	37	-
Federal Home Loan Bank Stock	3,164	3,164	3,164	-	-
Loans, Net	739,052	741,112	-	729,436	11,676
Bank-Owned Life Insurance	10,165	10,165	10,165	-	-

Liabilities
Deposits	987,529	989,101	526,646	462,455	-
Subordinated Debentures	24,229	24,229	24,229	-	-
Other Borrowed Money	40,000	42,074	-	42,074	-

Assets and liabilities measured at fair value on a recurring and nonrecurring basis
Assets and Liabilities Measured at Fair Value on a Recurring and Nonrecurring Basis - The following table presents the recorded amount of the Company’s assets measured at fair value on a recurring and nonrecurring basis as of December 31, 2014 and 2013, aggregated by the level in the fair value hierarchy within which those measurements fall.  The table below includes only impaired loans with a specific reserve and only other real estate properties with a valuation allowance at December 31, 2013.  Those impaired loans and other real estate properties are shown net of the related specific reserves and valuation allowances.

		Fair Value Measurements at Reporting Date Using
2014	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Recurring
Securities Available for Sale
U.S. Government Agencies Mortgage-Backed	$271,063,669	$-	$271,063,669	$-
State, County and Municipal	3,530,917	-	2,582,527	948,390

	$274,594,586	$-	$273,646,196	$948,390
Nonrecurring
Impaired Loans	$7,778,279	$-	$-	$7,778,279

Other Real Estate	$6,128,365	$-	$-	$6,128,365

2013

Recurring
Securities Available for Sale
U.S. Government Agencies Mortgage-Backed	$259,348,058	$-	$259,348,058	$-
State, County and Municipal	3,909,832	-	2,968,567	941,265

	$263,257,890	$-	$262,316,625	941,265
Nonrecurring
Impaired Loans	$11,675,691	$-	$-	$11,675,691

Other Real Estate	$7,019,799	$-	$-	$7,019,799

Quantitative information for financial instruments measured at fair value
The following tables present quantitative information about the significant unobservable inputs used in the fair value measurements for assets in level 3 of the fair value hierarchy measured on a nonrecurring basis at December 31, 2014 and 2013.  These tables are comprised primarily of collateral dependent impaired loans and other real estate owned:

	December 31, 2014	Valuation Techniques	Unobservable Inputs	Range (Weighted Avg)

Real Estate
Commercial Construction	$82,422	Sales Comparison	Adjustment for Differences Between the Comparable Sales	(22.00)% - 38.10% (8.05%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	0.00% - 10.00% (5.00%)

Residential Real Estate	1,650,474	Sales Comparison	Adjustment for Differences Between the Comparable Sales	(2.30)% - 191.70% (94.70%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	0.00% - 10.00% (5.00%)

		Income Approach	Capitalization Rate	13.75%

Commercial Real Estate	5,678,297	Sales Comparison	Adjustment for Differences Between the Comparable Sales	0.00% - 0.00% (0.00%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	0.00% - 90.00% (45.00%)

		Income Approach	Capitalization Rate	11.00%

Farmland	367,086	Sales Comparison	Adjustment for Differences Between the Comparable Sales	(8.30)% - 252.50% (122.10%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	10.00% - 50.00% (30.00%)

Other Real Estate Owned	6,128,365	Sales Comparison	Adjustment for Differences Between the Comparable Sales	(40.00)% - 45.00% (2.50%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	0.33% - 69.36% (31.88%)

		Income Approach	Discount Rate	9.00%

			Capitalization Rate	10.00%

	December 31, 2013	Valuation Techniques	Unobservable Inputs	Range (Weighted Avg)

Impaired Loans
Commercial	$1,019,084	Sales Comparison	Adjustment for Differences Between the Comparable Sales	0.00% - 15.00% (7.50%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	10.00% - 50.00% (30.00%)

Real Estate
Commercial Construction	2,641,041	Sales Comparison	Adjustment for Differences Between the Comparable Sales	(16.00)% - 28.00% (6.00%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	0.00% - 10.00% (5.00%)

		Income Approach	Capitalization Rate	8.50%

Residential Real Estate	1,323,296	Sales Comparison	Adjustment for Differences Between the Comparable Sales	0.00% - 46.00% (23.00%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	0.00% - 25.00% (12.50%)

Commercial Real Estate	5,450,788	Sales Comparison	Adjustment for Differences Between the Comparable Sales	(27.20%) - 216.80% (94.80%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	25.00% - 90.00% (57.50%)

		Income Approach	Capitalization Rate	11.00%

Farmland	1,241,482	Sales Comparison	Adjustment for Differences Between the Comparable Sales	(55.00%) - 388.00% (166.50%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	10.00%-35.00% (22.50%)

Other Real Estate Owned	7,019,799	Sales Comparison	Adjustment for Differences Between the Comparable Sales	(10.00%) - 319.10% (154.55%)

			Management Adjustments for Age of Appraisals and/or Current Market Conditions	0.36% - 87.81% (29.99%)

		Income Approach	Discount Rate	10.00%

Fair value measurement using significant unobservable inputs (Level 3)
The following table presents a reconciliation and statement of income classification of gains and losses for all assets measured at fair value on a recurring basis using significant unobservable inputs (level 3) for the years ended December 31, 2014, 2013 and 2012:

	Available for Sale Securities
	2014	2013	2012

Balance, Beginning	$941,265	$1,138,238	$1,122,427

Transfers into Level 3	-	-	788,933
Transfers out of Level 3	-	(41,908)	-
Securities Purchased During the Year	-	-	-
Securities Called During the Year	-	-	(1,000,000)
Loss on OTTI Impairment Included in Noninterest Income	-	(366,623)	(59,568)
Unrealized Gains Included in Other Comprehensive Income	7,125	211,558	78,201

Balance, Ending	$948,390	$941,265	$1,138,238
The following table presents quantitative information about recurring level 3 fair value measurements as of December 31, 2014 and 2013:

December 31, 2014	Fair Value	Valuation Techniques	Unobservable Inputs	Range (Weighted Avg)

State, County and Municipal	$948,390	Discounted Cash Flow	Discount Rate or Yield	N/A*

December 31, 2013

State, County and Municipal	$941,265	Discounted Cash Flow	Discount Rate or Yield	N/A*

*  The Company relies on a third-party pricing service to value its municipal securities.  The details of the unobservable inputs and other adjustments used by the third-party pricing service were not readily available to the Company.